Goodwill (Carrying Value of Goodwill by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 250,966	$ 249,922
Accumulated impairment losses, Beginning Balance	(202,532)	(202,532)
Goodwill, Net, Beginning Balance	48,434	47,390
Foreign currency translation adjustment	377	1,044
Goodwill, Ending balance	251,343	250,966
Accumulated impairment losses, Ending balance	(202,532)	(202,532)
Goodwill, Net, Ending balance	48,811	48,434
Operating Segments [Member] | Sohu [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	70,423	69,379
Accumulated impairment losses, Beginning Balance	(32,246)	(32,246)
Goodwill, Net, Beginning Balance	38,177	37,133
Foreign currency translation adjustment	377	1,044
Goodwill, Ending balance	70,800	70,423
Accumulated impairment losses, Ending balance	(32,246)	(32,246)
Goodwill, Net, Ending balance	38,554	38,177
Operating Segments [Member] | Changyou [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	180,543	180,543
Accumulated impairment losses, Beginning Balance	(170,286)	(170,286)
Goodwill, Net, Beginning Balance	10,257	10,257
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	180,543	180,543
Accumulated impairment losses, Ending balance	(170,286)	(170,286)
Goodwill, Net, Ending balance	$ 10,257	$ 10,257